UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 August 8, 2002

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	66

Form13F Information Table Value Total:	192752

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
General Motors 4.50% Ser A Con PFD CV           370442741      426    16500 SH       SOLE                                      16500
3M Company                     COM              604059105     6589    53570 SH       SOLE                                      53570
AOL Time Warner Inc.           COM              00184A105     2369   161032 SH       SOLE                                     161032
Albertson's                    COM              013104104     3228   105975 SH       SOLE                                     105975
Allstate Corp.                 COM              020002101     4645   125618 SH       SOLE                                     125618
American Express Co.           COM              025816109     4348   119720 SH       SOLE                                     119720
American Intl. Group           COM              026874107     3251    47647 SH       SOLE                                      47647
Amgen Corp.                    COM              031162100     3339    79720 SH       SOLE                                      79720
Amsouth Bancorporation         COM              032165102     1874    83747 SH       SOLE                                      83747
BJ's Wholesale Club Inc        COM              05548j106     1763    45800 SH       SOLE                                      45800
BP Amoco PLC Spons ADR         COM              055622104     3697    73232 SH       SOLE                                      73232
Bank of America Corp.          COM              060505104     5464    77660 SH       SOLE                                      77660
Bell South Corp.               COM              079860102     1365    43339 SH       SOLE                                      43339
Bristol Myers Squibb Co.       COM              110122108      442    17195 SH       SOLE                                      17195
CVS Corp.                      COM              126650100     3054    99797 SH       SOLE                                      99797
ChevronTexaco Corp.            COM              166764100     5598    63254 SH       SOLE                                      63254
Coca Cola Co.                  COM              191216100     1223    21832 SH       SOLE                                      21832
Conoco Inc.                    COM              208251504     4036   145180 SH       SOLE                                     145180
Costco Wholesale Corp.         COM              22160k105     4717   122150 SH       SOLE                                     122150
Disney (Walt) Co.              COM              254687106     1354    71620 SH       SOLE                                      71620
Dow Jones & Co.                COM              260561105      257     5300 SH       SOLE                                       5300
DuPont                         COM              263534109      266     5982 SH       SOLE                                       5982
Emerson Electric Co.           COM              291011104     1807    33775 SH       SOLE                                      33775
Exxon Mobil Corp.              COM              30231G102     7803   190695 SH       SOLE                                     190695
Gannett Co. Inc.               COM              364730101     8802   115972 SH       SOLE                                     115972
General Electric Co.           COM              369604103     8464   291373 SH       SOLE                                     291373
General Motors Corp Cl H       COM              370442832     1049   100862 SH       SOLE                                     100862
General Motors Corp.           COM              370442105     2628    49161 SH       SOLE                                      49161
Goldman Sachs Group            COM              38141g104      807    11000 SH       SOLE                                      11000
H. J. Heinz Co.                COM              423074103     2823    68690 SH       SOLE                                      68690
Hewlett Packard Co             COM              428236103     1169    76493 SH       SOLE                                      76493
Home Depot Inc.                COM              437076102     4106   111779 SH       SOLE                                     111779
Int'l Business Machines Corp.  COM              459200101     4580    63617 SH       SOLE                                      63617
Intel Corp.                    COM              458140100     1938   106098 SH       SOLE                                     106098
Interpublic Group of Cos Inc.  COM              460690100      207     8348 SH       SOLE                                       8348
Jefferson - Pilot              COM              475070108     1483    31548 SH       SOLE                                      31548
Johnson & Johnson              COM              478160104     8038   153800 SH       SOLE                                     153800
Kimberly - Clark               COM              494368103     4210    67900 SH       SOLE                                      67900
Kraft Foods Inc                COM              50075n104     2074    50650 SH       SOLE                                      50650
Liberty Media Corp. Class A    COM              530718105      513    51300 SH       SOLE                                      51300
Lowe's Cos.                    COM              548661107      245     5400 SH       SOLE                                       5400
Manor Care, Inc.               COM              564055101     2845   123675 SH       SOLE                                     123675
Media General Inc Cl A         COM              584404107      420     7000 SH       SOLE                                       7000
Merck & Co. Inc.               COM              589331107     7569   149471 SH       SOLE                                     149471
Morgan Stanley                 COM              617446448     5678   131806 SH       SOLE                                     131806
Murphy Oil Corp.               COM              626717102     2838    34400 SH       SOLE                                      34400
Pepsico Inc.                   COM              713448108     1325    27481 SH       SOLE                                      27481
Pfizer, Inc.                   COM              717081103     4408   125940 SH       SOLE                                     125940
Pharmacia Corp.                COM              71713u102      646    17240 SH       SOLE                                      17240
Philip Morris Cos. Inc.        COM              718154107      371     8500 SH       SOLE                                       8500
Phillips Petroleum             COM              718507106     3423    58140 SH       SOLE                                      58140
Procter & Gamble               COM              742718109     3057    34233 SH       SOLE                                      34233
SBC Communications             COM              78387G103      209     6838 SH       SOLE                                       6838
Schering-Plough                COM              806605101     2803   113925 SH       SOLE                                     113925
Schlumberger Ltd.              COM              806857108      636    13670 SH       SOLE                                      13670
Sears, Roebuck & Co.           COM              812387108     6516   120000 SH       SOLE                                     120000
Standard & Poor's Dep. Rcpts.  COM              78462f103      517     5225 SH       SOLE                                       5225
SunTrust Banks Inc.            COM              867914103      664     9800 SH       SOLE                                       9800
U. S. Bancorp                  COM              902973304     2440   104500 SH       SOLE                                     104500
United Parcel Service Cl B     COM              911312106     5763    93325 SH       SOLE                                      93325
United Technologies Corp.      COM              913017109     4669    68757 SH       SOLE                                      68757
Verizon Communications         COM              92343v104      609    15165 SH       SOLE                                      15165
Wachovia Corporation           COM              929903102     4174   109326 SH       SOLE                                     109326
Wal-Mart Stores                COM              931142103      404     7350 SH       SOLE                                       7350
Wells Fargo & Co.              COM              949746101      591    11800 SH       SOLE                                      11800
Wyeth                          COM              983024100     4128    80625 SH       SOLE                                      80625